Related Party Transactions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Total related party balances	$ (455)	$ 12,797
Borrowings [Member]
Statement [Line Items]
Total related party balances	(308)	(358)
Trade And Other Receivables [Member]
Statement [Line Items]
Total related party balances	7,809	9,447
Trade And Other Payable [Member]
Statement [Line Items]
Total related party balances	(8,768)	(2,402)
Investments In Financial Assets [Member]
Statement [Line Items]
Total related party balances	$ 1,722	$ 6,110